LEGAL PROCEEDINGS (10K) (Details) - shares		12 Months Ended
	May. 01, 2014	Dec. 31, 2014
LEGAL PROCEEDINGS [Abstract]
Number of shares under non-standard cashless exercise (in shares)	782,284	782,284
Number of shares exercisable on cashless basis (in shares)	261,516	261,516